Earnings Per Equity Share - Summary of Basic Earnings Per Share (Detail) ₨ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨) ₨ / shares shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 INR (₨) ₨ / shares shares	Mar. 31, 2024 INR (₨) ₨ / shares shares
Earnings per share [abstract]
Profit attributable to equity holders of the Company	₨ 131,974	$ 1,407	₨ 131,354	₨ 110,452
Weighted average number of equity shares outstanding | shares	10,476,247,846	10,476,247,846	10,456,741,552	10,576,571,110
Basic earnings per equity share | ₨ / shares	₨ 12.6		₨ 12.56	₨ 10.44